Risk management, funding and liquidity risk and market risk - Contractual maturity of financial liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	$ 987,037	$ 946,862
Loan capital	53,824	48,946
Total undiscounted financial liabilities	1,040,861	995,808
Total undiscounted contingent liabilities and commitments	212,111	206,151
Up to 1 month
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	577,992	541,635
Loan capital	62	18
Total undiscounted financial liabilities	578,054	541,653
Total undiscounted contingent liabilities and commitments	212,111	206,151
Over 1 month to 3 months
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	88,221	93,667
Loan capital	332	267
Total undiscounted financial liabilities	88,553	93,934
Over 3 months to 1 year
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	181,970	173,113
Loan capital	889	815
Total undiscounted financial liabilities	182,859	173,928
Over 1 year to 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	117,376	117,868
Loan capital	9,650	9,416
Total undiscounted financial liabilities	127,026	127,284
Over 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	21,478	20,579
Loan capital	42,891	38,430
Total undiscounted financial liabilities	64,369	59,009
Collateral received
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,092	3,540
Collateral received | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,092	3,540
Deposits and other borrowings
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	728,269	694,862
Deposits and other borrowings | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	518,458	492,759
Deposits and other borrowings | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	69,841	77,985
Deposits and other borrowings | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	129,864	115,224
Deposits and other borrowings | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	10,056	8,847
Deposits and other borrowings | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	50	47
Other financial liabilities
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	33,257	40,883
Other financial liabilities | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	25,759	20,374
Other financial liabilities | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	1,851	832
Other financial liabilities | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	4,593	16,905
Other financial liabilities | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	1,049	2,767
Other financial liabilities | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	5	5
Derivative financial instruments: Held for trading
Contractual maturity of financial liabilities
Derivative financial instruments	23,158	18,542
Derivative financial instruments: Held for trading | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	23,158	18,542
Derivative financial instruments: Held for hedging purposes (net settled)
Contractual maturity of financial liabilities
Derivative financial instruments	(830)	541
Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	(18)	2
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments	(198)	(6)
Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments	(269)	113
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	(381)	130
Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	36	302
Derivative financial instruments: Held for hedging purposes (gross settled)
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	210,371	183,138
Derivative financial instruments: Cash inflow	(198,915)	(174,161)
Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	13,556	7,555
Derivative financial instruments: Cash inflow	(11,622)	(6,395)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	20,755	13,131
Derivative financial instruments: Cash inflow	(16,220)	(11,931)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	39,009	41,532
Derivative financial instruments: Cash inflow	(38,699)	(40,619)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	92,784	93,762
Derivative financial instruments: Cash inflow	(91,167)	(90,167)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	44,267	27,158
Derivative financial instruments: Cash inflow	(41,207)	(25,049)
Debt issues
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	188,635	179,517
Debt issues | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	5,609	5,258
Debt issues | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	12,192	13,656
Debt issues | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	47,472	39,958
Debt issues | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	105,035	102,529
Debt issues | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	18,327	18,116
Letters of credit and guarantees
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	13,118	12,447
Letters of credit and guarantees | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	13,118	12,447
Commitments to extend credit
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	198,876	193,457
Commitments to extend credit | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	198,876	193,457
Other commitments
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	117	247
Other commitments | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	117	247
Parent Entity
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	961,157	913,852
Loan capital	52,139	47,083
Total undiscounted financial liabilities	1,013,296	960,935
Total undiscounted contingent liabilities and commitments	187,862	180,813
Parent Entity | Up to 1 month
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	543,377	509,207
Loan capital	62	18
Total undiscounted financial liabilities	543,439	509,225
Total undiscounted contingent liabilities and commitments	187,862	180,813
Parent Entity | Over 1 month to 3 months
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	77,888	81,082
Loan capital	315	249
Total undiscounted financial liabilities	78,203	81,331
Parent Entity | Over 3 months to 1 year
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	157,356	147,015
Loan capital	836	761
Total undiscounted financial liabilities	158,192	147,776
Parent Entity | Over 1 year to 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	107,442	108,404
Loan capital	9,375	9,133
Total undiscounted financial liabilities	116,817	117,537
Parent Entity | Over 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	75,094	68,144
Loan capital	41,551	36,922
Total undiscounted financial liabilities	116,645	105,066
Parent Entity | Collateral received
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,949	3,257
Parent Entity | Collateral received | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,949	3,257
Parent Entity | Deposits and other borrowings
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	649,532	615,764
Parent Entity | Deposits and other borrowings | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	472,586	447,791
Parent Entity | Deposits and other borrowings | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	59,872	66,071
Parent Entity | Deposits and other borrowings | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	109,208	94,886
Parent Entity | Deposits and other borrowings | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	7,816	6,969
Parent Entity | Deposits and other borrowings | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	50	47
Parent Entity | Other financial liabilities
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	29,905	35,593
Parent Entity | Other financial liabilities | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	25,217	19,788
Parent Entity | Other financial liabilities | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	1,851	832
Parent Entity | Other financial liabilities | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,829	14,977
Parent Entity | Other financial liabilities | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	8	(9)
Parent Entity | Other financial liabilities | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital		5
Parent Entity | Derivative financial instruments: Held for trading
Contractual maturity of financial liabilities
Derivative financial instruments	23,158	18,536
Parent Entity | Derivative financial instruments: Held for trading | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	23,158	18,536
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled)
Contractual maturity of financial liabilities
Derivative financial instruments	(776)	(146)
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	(23)	(73)
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments	(187)	(147)
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments	(287)	(24)
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	(322)	(194)
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	43	292
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled)
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	216,401	171,030
Derivative financial instruments: Cash inflow	(204,775)	(163,405)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	13,566	7,526
Derivative financial instruments: Cash inflow	(11,622)	(6,386)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	20,885	12,236
Derivative financial instruments: Cash inflow	(16,288)	(11,276)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	39,202	40,401
Derivative financial instruments: Cash inflow	(38,924)	(39,761)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	98,148	84,213
Derivative financial instruments: Cash inflow	(96,397)	(81,435)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	44,600	26,654
Derivative financial instruments: Cash inflow	(41,544)	(24,547)
Parent Entity | Debt issues
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	160,648	155,266
Parent Entity | Debt issues | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	5,245	4,847
Parent Entity | Debt issues | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	11,104	12,820
Parent Entity | Debt issues | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	42,214	33,866
Parent Entity | Debt issues | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	85,150	86,665
Parent Entity | Debt issues | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	16,935	17,068
Parent Entity | Due to subsidiaries
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	84,115	77,957
Parent Entity | Due to subsidiaries | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	12,301	13,921
Parent Entity | Due to subsidiaries | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	651	546
Parent Entity | Due to subsidiaries | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,114	2,670
Parent Entity | Due to subsidiaries | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	13,039	12,195
Parent Entity | Due to subsidiaries | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	55,010	48,625
Parent Entity | Letters of credit and guarantees
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	12,539	11,847
Parent Entity | Letters of credit and guarantees | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	12,539	11,847
Parent Entity | Commitments to extend credit
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	175,206	168,719
Parent Entity | Commitments to extend credit | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	175,206	168,719
Parent Entity | Other commitments
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	117	247
Parent Entity | Other commitments | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	$ 117	$ 247